Operating Leases (Tables)	12 Months Ended
Dec. 31, 2024
Operating Leases [Abstract]
Other Information Related to Leases
Other information related to leases was as follows:

(dollars in thousands)	2024	2023	2022
Operating lease cost	$8,422	$8,165	$8,213
Variable lease cost	2,232	2,226	2,183
Total Lease costs	$10,654	$10,391	$10,396

Supplemental Cash Flows Information
Supplemental cash flows information:
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$8,524	$8,393	$8,327

Right-of-use assets obtained in exchange for lease obligations:	$2,980	$2,487	$3,089

Weighted average remaining lease term (years)	8.3	8.5	8.9
Weighted average discount rate	3.2%	3.1%	3.0%

Future Minimum Lease Payments
Future minimum lease payments under non-cancellable leases as of December 31, 2024 were as follows:

(dollars in thousands)
Year ending December 31,
2025	$8,339
2026	7,456
2027	6,248
2028	5,060
2029	3,682
Thereafter	15,167
Total lease payments	$45,952
Less: Interest	5,793
Present value of lease liabilities	$40,159